INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2015
INCOME TAXES [Abstract]
Schedule of income tax expense
	2015	2014	2013
Current:
Federal	$(492,000)	$501,667	$30,642
State and City	—	348,333	202,358
Deferred taxes:
Federal	1,570,000	(187,000)	267,000
State and City	(365,000)	(122,000)	18,000
Total provision	$713,000	$541,000	$518,000

Schedule of effective income tax rate reconciliation
	2015	2014	2013
Income before income taxes	$2,921,682	$1,280,323	$1,181,671
Other-net	5,074	1,919	(2,023)
Adjusted pre-tax income	$2,926,756	$1,282,242	$1,179,648
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$995,097	$435,962	$401,080
Federal tax assessment	41,175	—	—
State and City income taxes, net of federal income tax benefit	-	107,900	151,556
State and City deferred income taxes	(365,000)	—	—
Other-net	41,728	(2,862)	(34,636)
Income tax provision	$713,000	$541,000	$518,000

Schedule of deferred tax assets and liabilities
	2015		2014
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$202,497	$—	$199,413	$—
Net operating loss carryforward	2,247,196	—	—	—
Unbilled receivables	—	888,489	—	1,149,631
Property and equipment	—	6,396,520	—	2,964,078
Deferred revenue	743,750	—	946,033	—
Unrealized gain on marketable securities	—	100,991	—	106,291
Other	337,557	—	418,554	—
	$3,531,000	$7,386,000	$1,564,000	$4,220,000

Components of deferred tax provision (benefit)
	2015	2014	2013
Tax depreciation exceeding book depreciation	$3,897,397	$406,019	$380,598
Net operating loss carryforward	(2,247,196)	—	—
Decrease (increase) of rental income received in advance	(50,032)	22,995	(39,528)
Increase (decrease) in unbilled receivables	19,211	172,860	(19,005)
Deferred revenue	(28,333)	(946,033)	—
Other	(21,047)	35,159	(37,065)
	$1,570,000	$(309,000)	$285,000